INVESTMENTS - Equity securities without readily determinable fair values (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Sep. 30, 2017
OYO
Equity interest owned (as a percent)				1.00%
Mobike | Maximum
Equity interest owned (as a percent)			1.00%
Mobike | Preferred shares
Shares purchased (in shares) | shares	1,316,205
Amount of investments | $	$ 5.0
Recognized gain on disposal of equity-method investment | ¥		¥ 55
Mobike | Convertible notes
Interest rate	8.00%